UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  May 1, 2002

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 130

Form 13F Information Table Value Total: 1,570,226

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    68577 2493716.000SH     SOLE              2250906.000        242810.00
                                                               608 22120.000SH       DEFINED 01          22120.000
Alexandria Real Estate Equitie COM              015271109      574 12879.000SH       SOLE                12739.000           140.00
                                                               284 6360.000 SH       DEFINED 01           6360.000
Apartment Investment & Managem COM              03748R101      408 8443.000 SH       SOLE                 8443.000
                                                               424 8760.000 SH       DEFINED 01           8760.000
Archstone-Smith Trust          COM              039583109    69472 2593188.000SH     SOLE              2285847.000        307341.00
                                                               967 36100.000SH       DEFINED 01          36100.000
Arden Realty Trust             COM              039793104    71589 2520757.000SH     SOLE              2251757.000        269000.00
                                                               484 17050.000SH       DEFINED 01          17050.000
AvalonBay Communities, Inc.    COM              053484101    91080 1828922.000SH     SOLE              1648722.000        180200.00
                                                               720 14450.000SH       DEFINED 01          14450.000
BRE Properties, Inc.           COM              05564E106    24767 761814.000SH      SOLE               663224.000         98590.00
                                                               351 10810.000SH       DEFINED 01          10810.000
Boston Properties, Inc.        COM              101121101    47942 1215254.000SH     SOLE              1057114.000        158140.00
                                                               596 15100.000SH       DEFINED 01          15100.000
Brandywine Realty Trust        COM              105368203    23019 963140.000SH      SOLE               838160.000        124980.00
                                                               205 8590.000 SH       DEFINED 01           8590.000
CBL & Associates Properties, I COM              124830100     5560 157297.000SH      SOLE               137097.000         20200.00
                                                               251 7100.000 SH       DEFINED 01           7100.000
Camden Property Trust          COM              133131102    47608 1216984.000SH     SOLE              1074914.000        142070.00
                                                               312 7980.000 SH       DEFINED 01           7980.000
CarrAmerica Realty Corp.       COM              144418100      417 13263.000SH       SOLE                13263.000
                                                               371 11820.000SH       DEFINED 01          11820.000
Catellus Development Corporati COM              149111106    28452 1446450.000SH     SOLE              1248590.000        197860.00
CenterPoint Properties Corp.   COM              151895109      175 3240.000 SH       SOLE                 3240.000
                                                               185 3420.000 SH       DEFINED 01           3420.000
Chelsea Property Group Inc.    COM              163421100    16821 311263.000SH      SOLE               311263.000
Corporate Office Properties    COM              22002T108     4013 306300.000SH      SOLE               265300.000         41000.00
Cousins Properties, Inc.       COM              222795106      243 9340.000 SH       SOLE                 9340.000
                                                               277 10640.000SH       DEFINED 01          10640.000
Crescent Real Estate Equities, COM              225756105      209 10760.000SH       SOLE                10760.000
                                                               238 12260.000SH       DEFINED 01          12260.000
Developers Diversified Realty  COM              251591103       98 4660.000 SH       SOLE                 4660.000
                                                               121 5740.000 SH       DEFINED 01           5740.000
Duke Realty Corporation        COM              264411505      166 6380.000 SH       SOLE                 6380.000
                                                               191 7350.000 SH       DEFINED 01           7350.000
Equity Office Properties Trust COM              294741103   144993 4834700.000SH     SOLE              4306390.000        528310.00
                                                              1990 66349.000SH       DEFINED 01          66349.000
Equity Residential Properties  COM              29476L107   100170 3485371.000SH     SOLE              3149891.000        335480.00
                                                              1355 47130.000SH       DEFINED 01          47130.000
Essex Property Trust, Inc.     COM              297178105    21041 403240.000SH      SOLE               349820.000         53420.00
                                                               188 3610.000 SH       DEFINED 01           3610.000
Federal Realty Investment Trus COM              313747206       93 3640.000 SH       SOLE                 3640.000
                                                               110 4280.000 SH       DEFINED 01           4280.000
Gables Residential Trust       COM              362418105     9634 310279.000SH      SOLE               270629.000         39650.00
                                                               208 6700.000 SH       DEFINED 01           6700.000
General Growth Properties      COM              370021107     1331 30112.000SH       SOLE                29932.000           180.00
                                                               321 7270.000 SH       DEFINED 01           7270.000
Home Properties of New York, I COM              437306103    26400 766340.000SH      SOLE               666340.000        100000.00
                                                               313 9090.000 SH       DEFINED 01           9090.000
IRT Property Company           COM              450058102      113 9790.000 SH       SOLE                 9790.000
                                                               139 12010.000SH       DEFINED 01          12010.000
Kimco Realty Corp.             COM              49446R109      160 4885.000 SH       SOLE                 4885.000
                                                               182 5580.000 SH       DEFINED 01           5580.000
Liberty Property Trust         COM              531172104    55263 1713573.000SH     SOLE              1583373.000        130200.00
                                                               420 13020.000SH       DEFINED 01          13020.000
Macerich Company               COM              554382101    51023 1692312.000SH     SOLE              1552762.000        139550.00
                                                               384 12740.000SH       DEFINED 01          12740.000
Mack-Cali Realty Corporation   COM              554489104    27163 783260.000SH      SOLE               679710.000        103550.00
                                                               309 8900.000 SH       DEFINED 01           8900.000
New Plan Excel Realty          COM              648053106      134 6660.000 SH       SOLE                 6660.000
                                                               155 7720.000 SH       DEFINED 01           7720.000
PS Business Pks Inc. CA Com    COM              69360J107      169 4850.000 SH       SOLE                 4850.000
                                                               197 5660.000 SH       DEFINED 01           5660.000
Pan Pacific Retail Properties, COM              69806L104    41507 1357783.000SH     SOLE              1211353.000        146430.00
                                                               378 12360.000SH       DEFINED 01          12360.000
Post Properties, Inc.          COM              737464107    43462 1293510.000SH     SOLE              1140970.000        152540.00
                                                               245 7280.000 SH       DEFINED 01           7280.000
Prentiss Property Trust        COM              740706106    45456 1539848.000SH     SOLE              1415288.000        124560.00
                                                               319 10810.000SH       DEFINED 01          10810.000
ProLogis Industrial Trust      COM              743410102    23027 986183.000SH      SOLE               830263.000        155920.00
                                                               684 29310.000SH       DEFINED 01          29310.000
Reckson Associates Class B     COM              75621K304      244 9480.000 SH       SOLE                 9290.000           190.00
Reckson Associates Realty      COM              75621K106    12113 491188.000SH      SOLE               428388.000         62800.00
                                                               217 8800.000 SH       DEFINED 01           8800.000
Regency Centers Corp           COM              758849103      207 7140.000 SH       SOLE                 7140.000
                                                               238 8190.000 SH       DEFINED 01           8190.000
SL Green Realty Corp           COM              78440X101    53970 1606252.000SH     SOLE              1441682.000        164570.00
                                                               299 8890.000 SH       DEFINED 01           8890.000
Simon Property Group, Inc.     COM              828806109    86679 2656419.000SH     SOLE              2333429.000        322990.00
                                                              1036 31740.000SH       DEFINED 01          31740.000
Summit Properties, Inc.        COM              866239106      111 4530.000 SH       SOLE                 4530.000
                                                               136 5540.000 SH       DEFINED 01           5540.000
Taubman Centers, Inc.          COM              876664103     8944 593920.000SH      SOLE               517920.000         76000.00
                                                               277 18380.000SH       DEFINED 01          18380.000
Test Security & Filler         COM              zzcorp        6985 6985426.000SH     SOLE              6985426.000
The Rouse Company              COM              779273101      164 5300.000 SH       SOLE                 5300.000
                                                               186 5990.000 SH       DEFINED 01           5990.000
United Dominion Realty Trust   COM              910197102       91 5760.000 SH       SOLE                 5760.000
                                                               116 7300.000 SH       DEFINED 01           7300.000
Vornado Realty Trust           COM              929042109    98687 2234753.000SH     SOLE              2007023.000        227730.00
                                                              1075 24340.000SH       DEFINED 01          24340.000
Weingarten Realty Investors    COM              948741103      161 3140.000 SH       SOLE                 3140.000
                                                               191 3710.000 SH       DEFINED 01           3710.000
ALEXANDRIA RE Eq., Inc. PFD SE                  015271208     5360 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%                        00163T208     8033 315509.00SH       SOLE                                  315509.00
AMLI Residential PPTYS PFD SER                               20000 800000.00SH       SOLE                                  800000.00
ARCHSTONE-SMITH Trust PFD SER                   039583307     2487 98300.00 SH       SOLE                                   98300.00
AVALONBAY COMMUN PFD SER D 8%                   053484309     3342 133700.00SH       SOLE                                  133700.00
AVAVONBAY COMMUN PFD SER H 8.7                  053484705     1199 45500.00 SH       SOLE                                   45500.00
CARRAMERICA RLTY PFD SER B 8.5                  144418209     7064 283700.00SH       SOLE                                  283700.00
CARRAMERICA RLTY PFD SER C 8.5                  144418407     3467 141000.00SH       SOLE                                  141000.00
CARRAMERICA RLTY PFD SER D 8.4                  144418506      382 15800.00 SH       SOLE                                   15800.00
CENTERPOINT PPTYS PFD SER A 8.                  151895208     3820 152800.00SH       SOLE                                  152800.00
DEVELOPERS DIVERS RLTY PFD DP                   251591301      400 15900.00 SH       SOLE                                   15900.00
DEVELOPERS DIVERS RLTY PFD SER                  251591509      554 22000.00 SH       SOLE                                   22000.00
DEVELOPERS DIVERS RLTY PFD SER                  251591608     3203 131000.00SH       SOLE                                  131000.00
DUKE REALTY CORP PFD SER B 7.9                  264411885     4973 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER A                   294741202     7978 315335.00SH       SOLE                                  315335.00
EQUITY OFFICE PPTYS PFD SER C                   294741608     5629 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER E                   294741707     1806 73200.00 SH       SOLE                                   73200.00
EQUITY OFFICE PPTYS PFD SER F                   294741806     3160 125600.00SH       SOLE                                  125600.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L305     5364 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L503     1270 47400.00 SH       SOLE                                   47400.00
FEDERAL REALTY PFD SER B 8.5%                   313747503     7844 314399.00SH       SOLE                                  314399.00
GABLES RESIDENTIAL PFD SER A 8                  362418204     5033 202960.00SH       SOLE                                  202960.00
Home PPTYS of NY, Inc PFD Ser                   437306301    25000 250000.00SH       SOLE                                  250000.00
LIBERTY PPTY TR PFD A BEN INT                   531172203     8849 346200.00SH       SOLE                                  346200.00
POST PPTYS PFD SER C 7.625%                     737464404      939 41200.00 SH       SOLE                                   41200.00
POST PROPERTIES PFD SER A 8.5%                  737464206     3733 73900.00 SH       SOLE                                   73900.00
POST PROPERTIES PFD SER B 7.62                  737464305     4351 181000.00SH       SOLE                                  181000.00
PROLOGIS TRUST PFD SER C 8.54%                  743410409     9149 182980.00SH       SOLE                                  182980.00
PROLOGIS TRUST PFD SER D 7.92%                  743410508     4788 195200.00SH       SOLE                                  195200.00
PROLOGIS TRUST PFD SER E 8.75%                  743410607     2942 115500.00SH       SOLE                                  115500.00
SIMON PPTYS PFD SER F 8.75%                     828806604     6378 251122.00SH       SOLE                                  251122.00
SIMON PPTYS PFD SER G 7.89%                     828806505     9738 203300.00SH       SOLE                                  203300.00
TAUBMAN CENTERS PFD SER A 8.3%                  876664202     1201 52200.00 SH       SOLE                                   52200.00
VORNADO REALTY TRUST PFD Ser B                  929042307     4543 179200.00SH       SOLE                                  179200.00
VORNADO REALTY TRUST PFD Ser C                  929042406     7308 288400.00SH       SOLE                                  288400.00